Income taxes - Significant components of deferred tax assets and liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥ 22,770	¥ 19,932
Investments in subsidiaries and affiliates	20,220	1,209
Valuation of financial instruments	73,905	77,054
Accrued pension and severance costs	19,947	24,356
Other accrued expenses and provisions	60,280	51,566
Operating losses	353,326	308,504
Lease liabilities	52,251	47,680
Other	15,011	9,394
Gross deferred tax assets	617,710	539,695
Less-Valuation allowances	(428,014)	(388,411)	¥ (444,916)	¥ (422,280)
Total deferred tax assets	189,696	151,284
Deferred tax liabilities
Investments in subsidiaries and affiliates	85,636	89,630
Valuation of financial instruments	40,807	52,780
Undistributed earnings of foreign subsidiaries	2,486	2,423
Valuation of fixed assets	23,521	9,497
Right-of-use assets	51,671	47,438
Other	5,546	2,992
Total deferred tax liabilities	209,667	204,760
Net deferred tax assets (liabilities)	¥ (19,971)	¥ (53,476)